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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2002

Check here if Amendment  [  ]                    Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Deborah Carlson
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number:  028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson   Wellesley, Massachusetts   February 6, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation


























                                      -2-


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $752 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None









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        COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8

     Name of Issuer   Title of Class     CUSIP       Value       Shrs or    Sh/ Put/   Investment     Other        Voting Authority
                                                   (X $1000)     Prn Amt    Prn Call   Discretion   Managers     Sole   Shared  None

Amer Int'l Group          Common       026874107           12         200     SH         Sole                     200
Beverly National          Common       088115100           45       2,100     SH         Sole                   2,100
Cinergy Corp.             Common       172474108           51       1,500     SH         Sole                   1,500
CVS Corp.                 Common       126650100           13         500     SH         Sole                     500
Energy East Corp.         Common       29266M109           91       4,000     SH         Sole                   4,000
Energy East Capital     Preferred      29267G200           52       2,000     SH         Sole                   2,000
Great Plains              Common       391164100           69       3,000     SH         Sole                   3,000
IBM                       Common       459200101           24         300     SH         Sole                     300
Investors Financial       Common       461915100           14         500     SH         Sole                     500
Johnson & Johnson         Common       478160104           28         500     SH         Sole                     500
JP Morgan Chase           Common       46625H100           25       1,000     SH         Sole                   1,000
Microsoft                 Common       594918104           21         400     SH         Sole                     400
New Plan Excel            Common       648053106           48       2,500     SH         Sole                   2,500
Petroleo                  Common       71654V408           15       1,000     SH         Sole                   1,000
Pfizer                    Common       717081103           22         700     SH         Sole                     700
Proctor & Gamble          Common       742718109           26         300     SH         Sole                     300
Royal Dutch ADR           Common       780257804           36         800     SH         Sole                     800
Stanley Works             Common       854616109           18         500     SH         Sole                     500
Teco Energy               Common       872375100           32       2,000     SH         Sole                   2,000
Tenn Valley Ser. A      Preferred      880591409           53       2,000     SH         Sole                   2,000
Torch Offshore            Common       891019101           17       3,000     SH         Sole                   3,000
XL Capital Ltd            Common       G98255105           40         500     SH         Sole                     500

                                                         752